Consolidated Statements of Changes in Equity ₨ in Millions, $ in Millions		USD ($)	INR (₨)	IFRS9 [member] INR (₨)	IFRS 15 [member] INR (₨)	IFRS 16 [Member] INR (₨)	Share capital [Member] USD ($)	Share capital [Member] INR (₨)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] INR (₨)	Share Based Payment Reserve [member] USD ($)	Share Based Payment Reserve [member] INR (₨)	Currency translation reserve [Member] USD ($)	Currency translation reserve [Member] INR (₨)	Available-for-sale investments [Member] INR (₨)	Available-for-sale investments [Member] IFRS9 [member] INR (₨)	Debt Instruments Through Other Comprehensive Income [Member] USD ($)	Debt Instruments Through Other Comprehensive Income [Member] INR (₨)	Equity Instruments Through Other Comprehensive Income [member] USD ($)	Equity Instruments Through Other Comprehensive Income [member] INR (₨)	Equity Instruments Through Other Comprehensive Income [member] IFRS9 [member] INR (₨)	Share Based Payment Other Reserve [member] USD ($)	Share Based Payment Other Reserve [member] INR (₨)	Hedging reserve [Member] USD ($)	Hedging reserve [Member] INR (₨)	Hedging reserve [Member] IFRS9 [member] INR (₨)	Cost Of Hedging Reserve [member] USD ($)	Cost Of Hedging Reserve [member] INR (₨)	Cost Of Hedging Reserve [member] IFRS9 [member] INR (₨)	Other components of equity [Member] USD ($)	Other components of equity [Member] INR (₨)	Capital redemption reserve [Member] USD ($)	Capital redemption reserve [Member] INR (₨)	Debenture redemption reserve [Member] USD ($)	Debenture redemption reserve [Member] INR (₨)	Reserve for research and human resource development [Member] USD ($)	Reserve for research and human resource development [Member] INR (₨)	Special reserve [Member] USD ($)	Special reserve [Member] INR (₨)	Earned surplus reserve [Member] USD ($)	Earned surplus reserve [Member] INR (₨)	Retained earnings [Member] USD ($)	Retained earnings [Member] INR (₨)	Retained earnings [Member] IFRS9 [member] INR (₨)	Retained earnings [Member] IFRS 15 [member] INR (₨)	Retained earnings [Member] IFRS 16 [Member] INR (₨)	Reserves [Member] USD ($)	Reserves [Member] INR (₨)	Equity attributable to shareholders of Tata Motors Limited [Member] USD ($)	Equity attributable to shareholders of Tata Motors Limited [Member] INR (₨)	Equity attributable to shareholders of Tata Motors Limited [Member] IFRS9 [member] INR (₨)	Equity attributable to shareholders of Tata Motors Limited [Member] IFRS 15 [member] INR (₨)	Equity attributable to shareholders of Tata Motors Limited [Member] IFRS 16 [Member] INR (₨)	Non-controlling interests [Member] USD ($)	Non-controlling interests [Member] INR (₨)
Balance at the beginning at Mar. 31, 2017			₨ 538,842.2					₨ 6,792.2		₨ 261,303.4				₨ (50,933.2)	₨ 1,062.8										₨ (206,143.3)			₨ (6,704.6)					₨ 22.8		₨ 10,859.5		₨ 1,644.3		₨ 2,924.5		₨ 317.1		₨ 513,051.5							₨ 534,197.0					₨ 4,645.2
Income (loss) for the year			66,061.9																																								65,040.7							65,040.7					1,021.2
Other comprehensive income /(loss) for the year			309,197.7											100,322.0	359.3										166,919.3			2,231.5															39,093.7							308,925.8					271.9
Total comprehensive income for the year			375,259.6											100,322.0	359.3										166,919.3			2,231.5															104,134.4							373,966.5					1,293.1
Issue of shares held in abeyance	[1]		0.0					0.0																																										0.0
Non-controlling interest on Acquisitions during the period			986.2																																																				986.2
Distribution to non-controlling interest			(399.9)																																																				(399.9)
Changes to non-controlling interest			(607.4)																																																				(607.4)
Dividend paid (including dividend tax)			(559.7)																																																				(559.7)
Transfer (from)/to retained earnings																																					349.6		869.7		118.8		(1,338.1)
Balance at the end (Previously stated [member]) at Mar. 31, 2018			913,521.0					6,792.2		261,303.4				49,388.8	1,422.1										(39,224.0)			(4,473.1)					22.8		10,859.5		1,993.9		3,794.2		435.9		615,847.8							908,163.5					5,357.5
Balance at the end (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Mar. 31, 2018				₨ (2,792.8)	₨ (418.0)											₨ (1,422.1)					₨ 1,392.8					₨ (2,819.8)			₨ 204.8															₨ (148.5)	₨ (418.0)						₨ (2,792.8)	₨ (418.0)
Balance at the end (Adjusted Balance [member]) at Mar. 31, 2018			910,310.2					6,792.2		261,303.4				49,388.8						₨ 1,392.8					(42,043.8)			(4,268.3)					22.8		10,859.5		1,993.9		3,794.2		435.9		615,281.3							904,952.7					5,348.2
Balance at the end at Mar. 31, 2018			913,521.0					6,792.2		261,303.4				49,388.8	₨ 1,422.1										(39,224.0)			(4,473.1)			₨ 7,113.8		22.8		10,859.5		1,993.9		3,794.2		435.9		615,847.8					₨ 632,954.1		908,163.5					5,357.5
Income (loss) for the year			(292,128.1)																																								(293,142.7)							(293,142.7)					1,014.6
Other comprehensive income /(loss) for the year			(50,076.5)											(21,000.2)						442.0					(8,127.3)			(5.1)															(21,380.1)							(50,070.7)					(5.8)
Total comprehensive income for the year			(342,204.6)											(21,000.2)						442.0					(8,127.3)			(5.1)															(314,522.8)							(343,213.4)					1,008.8
Amounts recognized in inventory			(9,097.6)																						(10,497.1)			1,399.5																						(9,097.6)
Non-controlling interest on Acquisitions during the period			(77.6)																																								12.6							12.6					(90.2)
Realized gain on investments held at fair value through Other comprehensive income																				(49.3)																							49.3
Dividend paid (including dividend tax)			(947.4)																																																				(947.4)
Share based payments			84.4									₨ 84.4																																						84.4
Transfer (from)/to retained earnings																																							614.0		15.9		(629.9)
Balance at the end (Previously stated [member]) at Mar. 31, 2019			558,067.4					6,792.2		261,303.4		84.4		28,388.6						1,785.5					(60,668.2)			(2,873.9)					22.8		10,859.5		1,993.9		4,408.2		451.8		300,190.5							552,738.7					5,328.7
Balance at the end (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Mar. 31, 2019						₨ (1,961.4)																																								₨ (1,961.4)							₨ (1,961.4)
Balance at the end (Adjusted Balance [member]) at Mar. 31, 2019			556,106.0					6,792.2		261,303.4		84.4		28,388.6						1,785.5					(60,668.2)			(2,873.9)					22.8		10,859.5		1,993.9		4,408.2		451.8		298,229.1							550,777.3					5,328.7
Balance at the end at Mar. 31, 2019			558,067.4					6,792.2		261,303.4		84.4	$ 375.2	28,388.6						1,785.5			₨ 261,387.8	$ (801.8)	(60,668.2)			(2,873.9)			(33,368.0)		22.8		10,859.5		1,993.9		4,408.2		451.8		300,190.5					317,926.7		552,738.7					5,328.7
Income (loss) for the year		$ (1,493.4)	(112,984.1)																																								(113,940.3)							(113,940.3)					956.2
Other comprehensive income /(loss) for the year		1,540.6	116,563.8											23,033.9				₨ 886.3		(1,394.5)					22,214.0			(2,628.2)															74,327.5							116,439.0					124.8
Total comprehensive income for the year | Adjusted Balance [member]			3,579.7											23,033.9				886.3		(1,394.5)					22,214.0			(2,628.2)															(39,612.8)							2,498.7					1,081.0
Total comprehensive income for the year		47.2	3,579.7
Amounts recognized in inventory			(2,409.5)																						(3,482.9)			1,073.4																						(2,409.5)
Issue of shares persuant to preferential allotment (net of issue expenses of Rs. 30.8 million)			30,212.7					403.2		29,809.5																																								30,212.7
Issue of warrants			8,675.0						$ 8,675.0																																									8,675.0
Buyback of shares			(221.5)																																																				(221.5)
Issue of perpetual instrument classified as equity by a subsidiary			2,500.0																																																				2,500.0
Dividend paid (including dividend tax)			(454.7)																																																				(454.7)
Share based payments			47.0									47.0																																						47.0
Transfer (from)/to retained earnings																																			(471.0)				495.9				(24.9)
Balance at the end at Mar. 31, 2020		$ 7,903.7	₨ 598,034.7				$ 95.1	₨ 7,195.4	$ 3,962.1	₨ 299,787.9	$ 1.7	₨ 131.4	$ 679.5	₨ 51,422.5			$ 11.7	₨ 886.3	$ 5.2	₨ 391.0		$ 3,963.8	₨ 299,919.3	$ (554.2)	₨ (41,937.1)		$ (58.5)	₨ (4,428.7)		$ 83.7	₨ 6,334.0	$ 0.3	₨ 22.8	$ 137.3	₨ 10,388.5	$ 26.4	₨ 1,993.9	$ 64.8	₨ 4,904.1	$ 6.0	₨ 451.8	$ 3,417.5	₨ 258,591.4				$ 3,652.3	₨ 276,352.5	$ 7,794.9	₨ 589,801.2				$ 108.8	₨ 8,233.5

[1]	less than Rs. 50,000